Document and Entity Information	Mar. 10, 2021
Cover [Abstract]
Entity Registrant Name	Vontier Corp
Amendment Flag	false
Entity Central Index Key	0001786842
Document Type	8-K
Document Period End Date	Mar. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39483
Entity Tax Identification Number	84-2783455
Entity Address, Address Line One	5438 Wade Park
Entity Address, Address Line Two	Blvd
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607
City Area Code	(984)
Local Phone Number	275-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false